LOANS (Details 1) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)
Disclosure of loans and receivables [Line Items]
Allowance for impairment of financial assets from the loan portfolio	$ (5,618,481)			$ (4,261,444)
Loans and receivables, net	160,754,295	$ 53,872.0		150,898,732
Total gross credit portfolio [Member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	166,372,776			155,160,176
General purpose loans [Member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	64,153,372			60,561,432
Personal loans [Member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	30,553,566			28,308,406
Working capital loans [Member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	14,723,490			15,524,372
Mortgages [Member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	15,103,533			13,781,433
Credit cards [Member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	13,846,823			12,781,182
Commercial financial leases [Member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	9,892,402			9,958,096
Consumer financial leases [Member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	226,764			215,608
Automobile and vehicle loans [Member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	5,896,640			5,736,357
Interbank and overnight funds [Member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	7,279,047			3,569,587
Loans funded by development banks [Member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	2,713,818			2,829,091
Housing leases [Member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	1,047,766			902,104
Overdrafts [Member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	525,867			593,077
Microcredit [Member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	$ 409,688			$ 399,431

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.